UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21395
                       ----------------------------------
                       Investment Company Act file number

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                    (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2008
                        ----------
Date of reporting period: 9/30/2007
                         ----------


ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------


EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC
Financial Statements
(Unaudited)
Period from April 1, 2007 to September 30, 2007

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
                              Financial Statements
                                   (Unaudited)
                 Period from April 1, 2007 to September 30, 2007


                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
      September 30, 2007.......................................................1

Schedule of Investments as of September 30, 2007...............................2

Statement of Operations for the Period from April 1, 2007 to
      September 30, 2007.......................................................4

Statements of Changes in Members' Equity - Net Assets for the Period from
      April 1, 2007 to September 30, 2007 and for the Year Ended
      March 31, 2007...........................................................5

Statement of Cash Flows for the Period from April 1, 2007 to
      September 30, 2007.......................................................6

Financial Highlights for the Period from April 1, 2007 to September 30, 2007 and for the Years Ended March 31, 2007, 2006 and 2005, and for the
      Period from December 1, 2003 through March 31, 2004......................7

Notes to Financial Statements..................................................8


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $183,233,323)  $258,495,310
Cash and cash equivalents                                             12,422,590
Due from investment funds                                                894,020
Other assets                                                             503,825
--------------------------------------------------------------------------------

Total Assets                                                         272,315,745
--------------------------------------------------------------------------------

LIABILITIES

  Members' interests received in advance                               2,200,000
  Repurchase of Members' interests payable                             1,556,001
  Due to Adviser                                                         723,090
  Professional fees payable                                               55,000
  Bank note facility fee and interest payable                             23,958
  Administration fees payable                                              6,000
--------------------------------------------------------------------------------

Total Liabilities                                                      4,564,049
--------------------------------------------------------------------------------

Net Assets                                                          $267,751,696
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $192,489,708
  Net unrealized appreciation on investments                          75,261,988
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $267,751,696
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

                                                                                  % of       % Ownership    First
                                         First                                    Members'        of      Available
                                      Acquisition                   Fair         Equity -     Investment  Redemption
Investment Funds*                        Date            Cost**    Value**       Net Assets      Funds       Date***   Liquidity****
------------------------------------------------------------------------------------------------------------------------------------
Relative Value
--------------
Frontpoint Utility and Energy Fund, L.P.  7/1/2006    $  6,000,000  $  7,201,028     2.69%        0.44%       N/A         Quarterly
Highbridge Capital Corporation- Class A  12/1/2003       8,250,000    13,173,399     4.92%        0.11%       N/A         Quarterly
Menta Global Master, L.P.                 7/1/2007       5,000,000     4,673,308     1.75%        1.59%     7/31/08         Monthly
Polygon Global Opportunities Fund, L.P.   8/1/2004      10,200,000    15,530,913     5.79%        1.08%       N/A         Quarterly
Suttonbrook Capital Partners, L.P.       10/1/2004       9,500,000    12,735,905     4.76%        4.03%       N/A         Quarterly
                                                      ------------------------------------
          Strategy Total                                38,950,000    53,314,553    19.91%
                                                      ------------------------------------
Equity
------
Cantillon World, L.P.                    12/1/2003       5,050,000     7,253,539     2.71%        0.99%       N/A         Quarterly
Clovis Capital Partners
  Institutional, L.P.                     2/1/2007      10,000,000    11,059,338     4.13%        1.45%     3/31/08       Quarterly
Frontpoint Japan Fund, L.P.               7/1/2006       4,000,000     3,721,011     1.39%        0.71%       N/A         Quarterly
Galleon Diversified Fund, Ltd.- Class E  12/1/2003       6,100,028    11,000,092     4.11%        0.69%       N/A         Quarterly
Glenview Capital Partners, L.P.          12/1/2003       3,300,000    10,477,660     3.91%        3.26%       N/A         Quarterly
North River Partners, L.P.                7/1/2005       7,000,000     8,325,361     3.11%        1.62%       N/A         Quarterly
Savannah-Baltimore, L.P.                  7/1/2006       9,000,000     9,634,665     3.60%        1.67%       N/A         Quarterly
Shoshone Partners, L.P.                  12/1/2003       6,500,000    11,765,900     4.39%        2.47%       N/A          Annually
The Mako Europe Fund, L.P.               12/1/2003       1,808,448     2,846,613     1.06%       10.05%       N/A           Monthly
The Tantallon Fund, L.P.                  7/1/2006       4,500,000     6,245,094     2.33%        6.12%       N/A           Monthly
                                                      ------------------------------------
          Strategy Total                                57,258,476    82,329,273    30.74%
                                                      ------------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Bridgewater Pure Alpha Trading Co. Ltd.-
  Class B                                 2/1/2004       5,400,000     6,859,476     2.56%        0.12%       N/A           Monthly
Catequil Partners, L.P.                  12/1/2003         128,413       128,413     0.05%        1.80%       N/A               (1)
Caxton Global Investments (USA) LLC       1/1/2005       9,000,000    11,005,302     4.11%        1.67%       N/A          Annually
Grinham Diversified Fund (US), L.P.       2/1/2007       4,200,000     4,533,894     1.69%        5.64%       N/A           Monthly
Placer Creek Partners, L.P.               1/1/2006       3,500,000     6,991,757     2.61%        1.30%       N/A     Semi-annually
Sunrise Commodities Select Portfolio-
  Davco Fund, L.P.                       12/1/2003       5,450,000     5,963,607     2.23%        2.96%       N/A           Monthly
                                                      ------------------------------------
          Strategy Total                                27,678,413    35,482,449    13.25%
                                                      ------------------------------------










   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                   Schedule of Investments (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

                                                                                  % of       % Ownership    First
                                         First                                    Members'        of      Available
                                      Acquisition                   Fair         Equity -     Investment  Redemption
Investment Funds*                        Date            Cost**    Value**       Net Assets      Funds       Date***   Liquidity****
------------------------------------------------------------------------------------------------------------------------------------
Event Driven
------------
Bennelong Asia Pacific Muli Strategy
  Equity Fund, L.P.                       7/1/2006    $  4,000,000  $  4,620,815     1.73%        7.90%       N/A           Monthly
Brencourt Multi-Strategy, L.P.            9/1/2005      11,421,521    13,392,131     5.00%        6.66%       N/A         Quarterly
Canyon Value Realization Fund, L.P.      12/1/2003       7,500,000    13,251,340     4.95%        0.46%       N/A          Annually
Castlerigg Partners, L.P.                12/1/2003       6,000,000    13,784,806     5.15%        1.98%       N/A         Quarterly
Empyrean Capital Fund, L.P.               7/1/2004               -       128,460     0.05%        0.06%       N/A               (1)
King Street Capital, L.P.                 8/1/2007       7,500,000     7,300,716     2.73%        0.23%     9/30/09       Quarterly
OZ Asia Domestic Partners, L.P.           7/1/2006       5,000,000     5,921,130     2.21%        0.96%       N/A          Annually
OZ Europe Domestic Partners II, L.P.     10/1/2005      10,424,913    14,978,899     5.59%        3.26%       N/A         Quarterly
York Capital Management, L.P.             7/1/2004       7,500,000    13,990,738     5.23%        1.32%       N/A          Annually
                                                      ------------------------------------
          Strategy Total                                59,346,434    87,369,035    32.64%
                                                      ------------------------------------
Total investments in Investment Funds                 $183,233,323   258,495,310    96.54%
                                                      ============

Other Assets, Less Liabilities                                         9,256,386     3.46%
                                                                    ----------------------
Members' Equity - Net Assets                                        $267,751,696   100.00%
                                                                    ======================

*    Non-income producing investments.                N/A   Initial lock-up period has either expired prior to September 30, 2007
**   See definition in Note 2a.                             or the Investment Fund did not have an initial lock-up period. However,
***  From original investment date.                         specific redemption restrictions may apply.
**** Available frequency of redemptions after         (1)   The Company's remaining residual investment in the Investment Fund is an
     initial lock-up period.                                illiquid security.

At September 30, 2007, the Company holds the following number of shares in the investment funds indicated:
--------------------------------------------------------------------------------
Bridgewater Pure Alpha Trading Co. Ltd - Class B                      5,263.5900
Galleon Diversified Fund, Ltd. - Class E                              6,580.2009
Highbridge Capital Corporation - Class A                                172.3483











   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2007 to September 30, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                             $  511,777
--------------------------------------------------------------------------------

Total Investment Income                                                 511,777
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                          1,383,171
Professional fees                                                        75,140
Bank facility fee and interest expense                                   47,656
Administration fees                                                      12,000
Other                                                                    72,039
-------------------------------------------------------------------------------

Total Operating Expenses                                              1,590,006
--------------------------------------------------------------------------------

Net Investment Loss                                                  (1,078,229)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments in Investment Funds                3,164,246
Net change in unrealized appreciation on investments in Investment
      Funds                                                           6,663,069
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                       9,827,315
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS     $8,749,086
--------------------------------------------------------------------------------







The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)

                                      For the period from
                                        April 1, 2007 to      For the year ended
                                       September 30, 2007         March 31, 2007
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                         $  (1,078,229)        $  (2,292,715)
Net realized gain on investments                3,164,246             8,690,426
Net change in unrealized appreciation
  on investments                                6,663,069            21,291,189
--------------------------------------------------------------------------------

Increase in Members' Equity - Net
      Assets Derived from Operations            8,749,086            27,688,900
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                         26,878,150            29,524,100
Members' interests repurchased                (32,332,732)          (89,770,507)
--------------------------------------------------------------------------------

Decrease in Members' Equity - Net Assets
      Derived from Capital Transactions        (5,454,582)          (60,246,407)
--------------------------------------------------------------------------------

Net Increase (Decrease) in Members'
      Equity - Net Assets                       3,294,504           (32,557,507)

MEMBERS' EQUITY - NET ASSETS
      AT BEGINNING OF PERIOD                  264,457,192           297,014,699
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF PERIOD                     $ 267,751,696         $ 264,457,192
--------------------------------------------------------------------------------







The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2007 to September 30, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                          $ 8,749,086
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash provided by operating activities:
      Net change in unrealized appreciation on investments           (6,663,069)
      Net realized gain from investments in Investment Funds         (3,164,246)
      Proceeds from Investment Funds                                 31,104,650
      Purchases of Investment Funds                                 (22,700,000)
      Decrease in due from Investment Funds                           2,400,562
      Increase in other assets                                         (472,283)
      Increase in due to Adviser                                         41,064
      Decrease in professional fees payable                             (15,300)
      Increase in administration fees payable                             6,000
      Increase in bank note facility fee and interest payable               520
--------------------------------------------------------------------------------

Net Cash Provided by Operating Activities                             9,286,984
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   13,351,150
Payments for member interests repurchased                           (32,538,182)
--------------------------------------------------------------------------------

Net Cash Used by Financing Activities                               (19,187,032)
--------------------------------------------------------------------------------

Net decrease in cash and cash equivalents                            (9,900,048)
Cash and cash equivalents at beginning of period                     22,322,638
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                           $ 12,422,590
--------------------------------------------------------------------------------







The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:


                             For the period
                              from April 1,   For the year   For the year   For the year   For the period
                                 2007 -          ended          ended          ended       from December 1,
                               September 30,    March 31,      March 31,      March 31,        2003 * -
                                  2007**          2007          2006           2005          March 31, 2004
                         ----------------------------------------------------------------------------------

Net assets, end of
  period                     $267,751,696     $264,457,192   $297,014,699   $251,729,829    $83,029,523
Ratio of net investment
    loss to average
    members' equity - net
    assets (a) (b)              (0.39%)          (0.82%)        (1.01%)        (1.09%)        (0.54%)

Ratio of expenses to
    average members'
    equity - net assets
    (a) (b)                      0.57%            1.13%          1.09%          1.11%          0.54%

Portfolio turnover               8.72%           17.70%         20.24%          7.07%              -

Total return (c)                 3.03%           10.72%          8.93%          5.26%          5.02%


* Commencement of Operations. The ratios and total return are not annualized for the period.
** The ratios, portfolio turnover and total return are not annualized for this period.
(a) Ratio does not reflect the Company's (as defined in Note 1) proportionate share of the net income (loss) and expenses, including incentive allocation, of the Investment Funds.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period.
(c) Total return is net of expenses and assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.







The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-ended management investment company. The Company's investment objective is to provide attractive long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the "Investment Funds") that are managed by a select group of alternative investment managers ("Investment Managers") that utilize a broad range of alternative investment strategies.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). On July 1, 2007, the Adviser became an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"). As a result, the Adviser is now controlled by Bank of America. Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina 28255. Prior to July 1, 2007, the Adviser was a wholly-owned subsidiary of U.S. Trust Corporation ("U.S. Trust"), a registered financial holding company, which in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation.

On July 1, 2007, U.S. Trust and its subsidiaries, including the Adviser, were acquired by Bank of America (the "Sale"). The Adviser continued to serve as the investment adviser to the Company after the Sale pursuant to a new investment advisory agreement with the Company (the "New Advisory Agreement") that was approved at a special meeting of members of the Company held on March 15, 2007. The New Advisory Agreement is identical in all material respects to the previous investment advisory agreement except for the term and the date of effectiveness. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Adviser has retained AIG Global Investment Corp. ("AIG Global"), an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment manager of the Company. AIG Global is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------
1. Organization (continued)

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Board is comprised of three managers who are not "interested persons" (the "Disinterested Managers") and one manager who is an "interested person," as defined by Section 2(a)(19) of the 1940 Act of the Company.

The Company was established to hold substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC (the "Feeder Fund") and Excelsior Absolute Return Fund of Funds, Ltd. (the "Offshore Fund") as members of the Company ("Members"). As of September 30, 2007, the Feeder Fund and Offshore Fund ownership of the Company's Members' Equity - Net Assets were 88.05 % and 11.95%, respectively.

Member subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board.The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Company Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the Investment Manager who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the Investment Manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Adviser could reasonably expect to receive from the Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost, and any excess is treated as realized gain from investments in investment fund. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------
2. Significant Accounting Policies (continued)

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investment in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2006. Based on Investment Funds owned at December 31, 2006, the cost of investments for Federal income tax purposes was $236,284,953. This included aggregate gross unrealized appreciation of $17,681,157 and aggregate gross unrealized depreciation of $2,965,391.

d. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is in the process of evaluating the effects of the adoption of FIN 48 on the financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------
2. Significant Accounting Policies (continued)

d. New Accounting Pronouncements (continued)

FASB issued a Statement No. 157 in September 2006, Fair Value Measurements, which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Company is reviewing the statement and its impact on the financial statements.

3. Advisory Fee, Related Party Transactions and Other

Pursuant to the terms of the advisory agreement between the Adviser and the Company ("Advisory Agreement"), the Company pays the Adviser a quarterly advisory fee at an annual rate of 1%, based on the Company's net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. For the period from April 1, 2007 to September 30, 2007, the advisory fee was $1,383,171, of which $686,152 is included in "Due to Adviser" as of September 30, 2007.

As of September 30, 2007 the Company owes the Adviser $36,938 for certain reimbursable operating expenses paid on behalf of the Company.

In connection with the services provided by AIG Global pursuant to the investment sub-advisory agreement between the Adviser and AIG Global, the Adviser pays AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; .70% of assets exceeding $200 million but less than $400 million; .60% of assets exceeding $400 million but less than $800 million; and .50% of assets exceeding $800 million.

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to $3,000 per fund invested in the Company. For the period from April 1, 2007 to September 30, 2007, the Company incurred $12,000 in expenses related to such administrative services, $6,000 of which was payable as of September 30, 2007.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of September 30, 2007, the Company had investments in twenty-nine Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 1.0% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from one month to one year from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the period from April 1, 2007 to September 30, 2007 are $22,700,000 and $31,104,650,
respectively.

6. Bank Note- Line of Credit Facility

The Company maintains a $25,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the period from April 1, 2007 to September 30, 2007, the Company incurred $47,656 in facility fees related to the bank line of credit, of which $23,958 was payable as of September 30, 2007. As of September 30, 2007, the Company did not have an outstanding revolving note balance. The bank line of credit was not used during the period from April 1, 2007 to September 30 2007.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

8. Subsequent Events

At September 30, 2007, the Company had received subscriptions in advance for Interests from Members in the amount of $2,200,000. These subscriptions became Interests in the Company effective October 1, 2007.


ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports.

ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM  9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.
-------------------

(a)(1)  Not applicable for semi-annual reports.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
--------------------------------------------------------
By (Signature and Title) /s/ David R. Bailin
                        --------------------------
                        David R. Bailin, Principal Executive Officer
Date December 7, 2007
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
--------------------------------------------------------
By (Signature and Title) /s/ Steven L. Suss
                        ------------------------
                       Steven L. Suss, Principal Financial Officer
Date December 7, 2007
     ----------------